Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies
Schedule of commitments

	As of
	December 31,
In CHF thousands	2025	2024
Within 1 year	23,357	27,554
Between 1 and 3 years	21,865	11,652
Between 3 and 5 years	7,178	4,008
More than 5 years	144	65
Total	52,544	43,279